1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
April 30, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 333-158246)
Registration Statement filed on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), is filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, together with all Exhibits thereto. This filing is made pursuant to Rule 485(b) under the Act for the purpose of making non-material changes.
I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact the undersigned at 215.963.5037 with your questions or comments.
Very truly yours,

/s/ Timothy W. Levin Timothy W. Levin, Esq.